FAIRHOLME FUNDS, INC.

4400 Biscayne Blvd.

Miami, FL 33137

April 1, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Fairholme Funds, Inc. (the “Company”)
File Nos. 333-88517 and 811-09607

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Fairholme Funds, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment dated March 30, 2010 and filed electronically as Post-Effective Amendment No. 20 to the Company’s Registration Statement on Form N-1A on March 30, 2010.

If you have any questions regarding the above, please do not hesitate to contact the undersigned at (305) 434-7755.

Sincerely,

/s/ Kathryn S. Battistella

Kathryn S. Battistella

Chief Compliance Officer

Fairholme Funds, Inc.

cc:    Paul Miller, Esq. (Seward & Kissel, LLP)

Young Seo, Esq. (Seward & Kissel, LLP)